Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of provisions

	12-31-2025						12-31-2024
Item	At beginning	Increases	Decreases		Recoveries	At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000	ARS 000	ARS 000

Current

Provision for lawsuits and claims	3,867,855	1,019,226	(994,340	)(1)	—	3,892,741	3,867,855
Total 12-31-2025	3,867,855	1,019,226	(994,340)		—	3,892,741
Total 12-31-2024	4,652,647	3,272,358	(2,964,288	)(1)	(1,092,862)		3,867,855

Non-current

Provision for wind farms dismantling and solar farms	1,374,865	6,685,156	(329,728	)(1)	—	7,730,293	1,374,865
Total 12-31-2025	1,374,865	6,685,156	(329,728)		—	7,730,293
Total 12-31-2024	2,756,813	108,899	(1,490,847	)(1)	—		1,374,865

(1)	Relates to the effect of the inflation for the year.